ORGANIZATION (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk percentage	37.00%	43.00%	41.00%	37.00%